Trade Payables and Other Current Liabilities	12 Months Ended
Dec. 31, 2021
Trade Payables and Other Current Liabilities
Trade Payables and Other Current Liabilities

Note 14. Trade Payables and Other Current Liabilities

	As of December 31,
(in thousands of euros)	2019	2020	2021
Trade payables	7,491	6,923	14,602
Other current liabilities	4,998	6,838	6,789
Trade payables and other current liabilities	12,489	13,761	21,391

No calculations have been made to discount trade payables and other current liabilities to present value as payment is due within one year of the end of the reporting period.

Trade payables include €6.8 million, €4.3 million and €4.5 million of accrued expenses as of December 31, 2021, 2020 and 2019.

14.1.Trade payables

Trade payables break down by payment date as follows:

	As of December 31,
(in thousands of euros)	2019	2020	2021
Due in 30 days	7,414	6,834	14,445
Due in 30 ‑ 60 days	77	89	158
Due in more than 60 days	—	—	—
Trade payables	7,491	6,923	14,602

At December 31, 2021, trade payables increased of €7.7 million, compared to December 31, 2020. The increase in trade payables is mainly due to the increase in research and development expenses in connection with the completion of the Phase II and the launch of the Phase III clinical trial evaluating lanifibranor in NASH. The studies fee incurred in lanifibranor increased of €24.2 million to €31.2 million for the 2021 year.

14.2.Other current liabilities

	As of
	December 31,
(in thousands of euros)	2019	2020	2021
Employee‑related payables	1,124	1,405	1,518
Accrued payroll and other employee‑related taxes	1,041	1,375	1,234
Sales tax payables	668	753	879
Other accrued taxes and employee‑related expenses	177	106	178
Other miscellaneous payables	1,988	3,198	2,979
Other current liabilities	4,998	6,838	6,789

At December 31, 2021, other current liabilities mainly consist of  “Other miscellaneous payables”, as well as “Employee-related payables” and “Accrued payroll and other employee-related taxes”.

Other miscellaneous payables mainly correspond to:

-	An accrued expense for an amount of €1.2 million (mark-up and delays interests at December 31, 2019 included) following receipt of the Notice of Recovery (AMR), on October 30, 2020, relating to the payroll tax for the taxable years 2016 and 2017 (refer to Note 12, “Provisions”) making the liability certain and, consequently required its reclassification from provision to current liabilities.
-	An accrued expense for an amount of 1.6 million (mark-up and delays interests included) following the partial acceptance by the tax authorities of the CIR for the years 2013 to 2015 (see Note 12, "Provisions"), making the liability certain and requiring its reclassification from a provision to an accrued liability.

Accrued payroll and other employee-related taxes mainly relate to payables to social security and employee-benefit organizations such as URSSAF, KLESIA and APGIS for the last quarter of the year.

Other accrued taxes and employee-related expenses concern provisions for payroll taxes, such as professional training charges, apprenticeship tax and the employer’s contribution to construction investment in France.